Registration No. 333-103202
                                                    Registration No. 811-04335
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No. 4                                [X]

         Post-Effective Amendment No.                                 [ ]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 18                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                            THOMAS C. LAUERMAN, ESQ.
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                      NOTE

This Post Effective Amendment No. 4 ("PEA") to the Form N-6 Registration Statement File No. 333-103202 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 4, 2004 TO THE VARIABLE LIFE INSURANCE PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
DATED MAY 1, 2004


INCENTIVE LIFE(SM) '02             SURVIVORSHIP INCENTIVE LIFE(SM) '02
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.  NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. Equitable Life serves as the investment manager of EQ Advisors Trust.

--------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                Portfolio Objective                                          Advisers
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks to achieve long-term capital appreciation.             o TCW Investment Management Company
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
--------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
--------------------------------------------------------------------------------------------------------------------------------


In-Force Supp                                                           x00812

B.  TABLES OF POLICY CHARGES

The following information is added:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Total Annual    Fee Waivers
                                                                          Underlying      Expenses        and/or
                                                                          Portfolio       (Before        Expense          Net
                                       Management     12b-1      Other     Fees and       Expense       Reimburse-   Total Annual
 Portfolio Name                           Fees        Fees    Expenses     Expenses     Limitation)       ments*       Expenses
-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                    0.80%         0.25%     0.09%        N/A           1.14%           0.00%         1.14%
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income             0.75%         0.25%     0.28%        N/A           1.28%          (0.23)%        1.05%
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                    0.75%         0.25%     0.09%        N/A           1.09%           0.00%         1.09%
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income         0.75%         0.25%     0.23%        N/A           1.23%          (0.18)%        1.05%
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth      1.00%         0.25%     0.18%        N/A           1.43%          (0.13)%        1.30%
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value       0.80%         0.25%     0.08%        N/A           1.13%           0.00%         1.13%
-----------------------------------------------------------------------------------------------------------------------------------

Expenses of each portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.

C.  APPENDIX II -- HYPOTHETICAL ILLUSTRATIONS.

For Incentive Life(SM) '02:

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old standard risk male non-tobacco user when the policy is issued. The amounts show are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.73)%, 4.17% and 10.07%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by Equitable Life will apply in each year illustrated, including Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 1.05%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING CURRENT CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
    1      $    4,326      $ 500,000     $ 500,000    $   500,000
    2      $    8,868      $ 500,000     $ 500,000    $   500,000
    3      $   13,638      $ 500,000     $ 500,000    $   500,000
    4      $   18,646      $ 500,000     $ 500,000    $   500,000
    5      $   23,904      $ 500,000     $ 500,000    $   500,000
    6      $   29,425      $ 500,000     $ 500,000    $   500,000
    7      $   35,222      $ 500,000     $ 500,000    $   500,000
    8      $   41,309      $ 500,000     $ 500,000    $   500,000
    9      $   47,701      $ 500,000     $ 500,000    $   500,000
   10      $   54,412      $ 500,000     $ 500,000    $   500,000
   15      $   93,349      $ 500,000     $ 500,000    $   500,000
   20      $  143,043      $ 500,000     $ 500,000    $   500,000
   25      $  206,467      $ 500,000     $ 500,000    $   500,000
   30      $  287,414      $ 500,000     $ 500,000    $   589,640
   35      $  390,726      $ 500,000     $ 500,000    $   914,759
   40      $  522,580      $       0     $ 500,000    $ 1,361,293
   45      $  690,863             **     $ 500,000    $ 2,145,295
   50      $  905,639             **     $ 500,000    $ 3,414,021
   55      $1,179,755             **     $ 500,000    $ 5,387,444
   60      $1,529,603             **            **    $ 8,447,802
   65      $1,976,108             **            **    $12,792,118

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
    1      $  2,856     $   3,053    $     3,250     $      0     $       0   $         0
    2      $  5,756     $   6,328    $     6,924     $      0     $       0   $        19
    3      $  8,538     $   9,666    $    10,887     $  1,633     $   2,761   $     3,982
    4      $ 11,204     $  13,068    $    15,168     $  4,299     $   6,163   $     8,263
    5      $ 13,753     $  16,534    $    19,790     $  6,848     $   9,629   $    12,885
    6      $ 16,193     $  20,070    $    24,793     $  9,288     $  13,165   $    17,888
    7      $ 18,541     $  23,694    $    30,227     $ 13,363     $  18,516   $    25,049
    8      $ 20,791     $  27,401    $    36,125     $ 17,339     $  23,949   $    32,672
    9      $ 22,940     $  31,190    $    42,525     $ 21,214     $  29,463   $    40,798
   10      $ 24,981     $  35,051    $    49,464     $ 24,981     $  35,051   $    49,464
   15      $ 35,680     $  57,998    $    97,123     $ 35,680     $  57,998   $    97,123
   20      $ 43,002     $  83,902    $   172,670     $ 43,002     $  83,902   $   172,670
   25      $ 45,175     $ 111,103    $   291,374     $ 45,175     $ 111,103   $   291,374
   30      $ 40,861     $ 138,896    $   483,311     $ 40,861     $ 138,896   $   483,311
   35      $ 26,751     $ 165,365    $   788,585     $ 26,751     $ 165,365   $   788,585
   40      $      0     $ 186,191    $ 1,272,236     $      0     $ 186,191   $ 1,272,236
   45            **     $ 193,239    $ 2,043,138           **     $ 193,239   $ 2,043,138
   50            **     $ 169,066    $ 3,251,449           **     $ 169,066   $ 3,251,449
   55            **     $  79,581    $ 5,130,899           **     $  79,581   $ 5,130,899
   60            **            **    $ 8,045,526           **            **   $ 8,045,526
   65            **            **    $12,665,463           **            **   $12,665,463

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING GUARANTEED CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
    1      $    4,326      $ 500,000     $ 500,000     $  500,000
    2      $    8,868      $ 500,000     $ 500,000     $  500,000
    3      $   13,638      $ 500,000     $ 500,000     $  500,000
    4      $   18,646      $ 500,000     $ 500,000     $  500,000
    5      $   23,904      $ 500,000     $ 500,000     $  500,000
    6      $   29,425      $ 500,000     $ 500,000     $  500,000
    7      $   35,222      $ 500,000     $ 500,000     $  500,000
    8      $   41,309      $ 500,000     $ 500,000     $  500,000
    9      $   47,701      $ 500,000     $ 500,000     $  500,000
   10      $   54,412      $ 500,000     $ 500,000     $  500,000
   15      $   93,349      $ 500,000     $ 500,000     $  500,000
   20      $  143,043      $ 500,000     $ 500,000     $  500,000
   25      $  206,467      $ 500,000     $ 500,000     $  500,000
   30      $  287,414      $       0     $ 500,000     $  500,000
   35      $  390,726             **     $ 500,000     $  617,590
   40      $  522,580             **            **     $  903,131
   45      $  690,863             **            **     $1,396,473
   50      $  905,639             **            **     $2,160,798
   55      $1,179,755             **            **     $3,269,157
   60      $1,529,603             **            **     $4,813,568
   65      $1,976,108             **            **     $6,705,634

                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
    1      $  2,356     $  2,537    $    2,719     $      0     $      0    $        0
    2      $  4,735     $  5,245    $    5,777     $      0     $      0    $        0
    3      $  7,006     $  7,993    $    9,065     $    101     $  1,088    $    2,160
    4      $  9,166     $ 10,779    $   12,601     $  2,261     $  3,874    $    5,696
    5      $ 11,208     $ 13,594    $   16,399     $  4,303     $  6,689    $    9,494
    6      $ 13,132     $ 16,436    $   20,479     $  6,227     $  9,531    $   13,574
    7      $ 14,926     $ 19,291    $   24,855     $  9,747     $ 14,112    $   19,676
    8      $ 16,593     $ 22,161    $   29,555     $ 13,140     $ 18,709    $   26,102
    9      $ 18,123     $ 25,034    $   34,598     $ 16,397     $ 23,308    $   32,872
   10      $ 19,520     $ 27,910    $   40,019     $ 19,520     $ 27,910    $   40,019
   15      $ 25,856     $ 43,876    $   76,052     $ 25,856     $ 43,876    $   76,052
   20      $ 27,395     $ 58,993    $  129,979     $ 27,395     $ 58,993    $  129,979
   25      $ 20,456     $ 68,848    $  209,815     $ 20,456     $ 68,848    $  209,815
   30      $      0     $ 66,572    $  332,726     $      0     $ 66,572    $  332,726
   35            **     $ 36,887    $  532,405           **     $ 36,887    $  532,405
   40            **           **    $  844,047           **           **    $  844,047
   45            **           **    $1,329,975           **           **    $1,329,975
   50            **           **    $2,057,903           **           **    $2,057,903
   55            **           **    $3,113,483           **           **    $3,113,483
   60            **           **    $4,584,350           **           **    $4,584,350
   65            **           **    $6,639,241           **           **    $6,639,241

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING CURRENT CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
    1      $    4,326      $ 502,853     $ 503,050    $  503,248
    2      $    8,868      $ 505,750     $ 506,321    $  506,916
    3      $   13,638      $ 508,524     $ 509,650    $  510,869
    4      $   18,646      $ 511,179     $ 513,039    $  515,132
    5      $   23,904      $ 513,714     $ 516,485    $  519,730
    6      $   29,425      $ 516,135     $ 519,996    $  524,698
    7      $   35,222      $ 518,462     $ 523,588    $  530,086
    8      $   41,309      $ 520,685     $ 527,254    $  535,922
    9      $   47,701      $ 522,804     $ 530,993    $  542,242
   10      $   54,412      $ 524,808     $ 534,792    $  549,078
   15      $   93,349      $ 535,210     $ 557,157    $  595,600
   20      $  143,043      $ 541,876     $ 581,483    $  667,316
   25      $  206,467      $ 542,915     $ 605,126    $  774,824
   30      $  287,414      $ 536,982     $ 625,763    $  937,368
   35      $  390,726      $ 521,003     $ 638,537    $1,183,399
   40      $  522,580             **     $ 633,933    $1,553,898
   45      $  690,863             **     $ 596,141    $2,109,446
   50      $  905,639             **     $ 500,229    $2,940,146
   55      $1,179,755             **            **    $4,196,302
   60      $1,529,603             **            **    $6,146,690
   65      $1,976,108             **            **    $9,162,687

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
    1      $  2,853     $   3,050     $    3,248     $      0     $       0    $        0
    2      $  5,750     $   6,321     $    6,916     $      0     $       0    $       11
    3      $  8,524     $   9,650     $   10,869     $  1,619     $   2,745    $    3,964
    4      $ 11,179     $  13,039     $   15,132     $  4,274     $   6,134    $    8,227
    5      $ 13,714     $  16,485     $   19,730     $  6,809     $   9,580    $   12,825
    6      $ 16,135     $  19,996     $   24,698     $  9,230     $  13,091    $   17,793
    7      $ 18,462     $  23,588     $   30,086     $ 13,283     $  18,409    $   24,907
    8      $ 20,685     $  27,254     $   35,922     $ 17,233     $  23,802    $   32,469
    9      $ 22,804     $  30,993     $   42,242     $ 21,078     $  29,266    $   40,516
   10      $ 24,808     $  34,792     $   49,078     $ 24,808     $  34,792    $   49,078
   15      $ 35,210     $  57,157     $   95,600     $ 35,210     $  57,157    $   95,600
   20      $ 41,876     $  81,483     $  167,316     $ 41,876     $  81,483    $  167,316
   25      $ 42,915     $ 105,126     $  274,824     $ 42,915     $ 105,126    $  274,824
   30      $ 36,982     $ 125,763     $  437,368     $ 36,982     $ 125,763    $  437,368
   35      $ 21,003     $ 138,537     $  683,399     $ 21,003     $ 138,537    $  683,399
   40            **     $ 133,933     $1,053,898           **     $ 133,933    $1,053,898
   45            **     $  96,141     $1,609,446           **     $  96,141    $1,609,446
   50            **     $     229     $2,440,146           **     $     229    $2,440,146
   55            **            **     $3,696,302           **            **    $3,696,302
   60            **            **     $5,646,690           **            **    $5,646,690
   65            **            **     $8,662,687           **            **    $8,662,687

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING GUARANTEED CHARGES



                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year       0% Gross      6% Gross      12% Gross
-------- --------------- ------------- ------------- ---------------
    1      $     4,326     $ 502,350      $ 502,531     $   502,713
    2      $     8,868     $ 504,721      $ 505,228     $   505,759
    3      $    13,638     $ 506,977      $ 507,960     $   509,027
    4      $    18,646     $ 509,118      $ 510,721     $   512,533
    5      $    23,904     $ 511,136      $ 513,504     $   516,288
    6      $    29,425     $ 513,030      $ 516,303     $   520,309
    7      $    35,222     $ 514,787      $ 519,104     $   524,605
    8      $    41,309     $ 516,411      $ 521,907     $   529,202
    9      $    47,701     $ 517,891      $ 524,697     $   534,111
   10      $    54,412     $ 519,230      $ 527,473     $   539,361
   15      $    93,349     $ 525,136      $ 542,553     $   573,609
   20      $   143,043     $ 525,926      $ 555,664     $   622,308
   25      $   206,467     $ 517,931      $ 561,370     $   687,609
   30      $   287,414     $       0      $ 551,523     $   771,424
   35      $   390,726            **      $ 510,773     $   870,275
   40      $   522,580            **             **     $   970,601
   45      $   690,863            **             **     $ 1,033,931
   50      $   905,639            **             **     $   990,946
   55      $ 1,179,755            **             **     $   693,374
   60               **            **             **              **
   65               **            **             **              **

                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
    1      $  2,350     $  2,531     $   2,713     $      0     $      0     $       0
    2      $  4,721     $  5,228     $   5,759     $      0     $      0     $       0
    3      $  6,977     $  7,960     $   9,027     $     72     $  1,055     $   2,122
    4      $  9,118     $ 10,721     $  12,533     $  2,213     $  3,816     $   5,628
    5      $ 11,136     $ 13,504     $  16,288     $  4,231     $  6,599     $   9,383
    6      $ 13,030     $ 16,303     $  20,309     $  6,125     $  9,398     $  13,404
    7      $ 14,787     $ 19,104     $  24,605     $  9,608     $ 13,925     $  19,426
    8      $ 16,411     $ 21,907     $  29,202     $ 12,959     $ 18,455     $  25,749
    9      $ 17,891     $ 24,697     $  34,111     $ 16,165     $ 22,971     $  32,384
   10      $ 19,230     $ 27,473     $  39,361     $ 19,230     $ 27,473     $  39,361
   15      $ 25,136     $ 42,553     $  73,609     $ 25,136     $ 42,553     $  73,609
   20      $ 25,926     $ 55,664     $ 122,308     $ 25,926     $ 55,664     $ 122,308
   25      $ 17,931     $ 61,370     $ 187,609     $ 17,931     $ 61,370     $ 187,609
   30      $      0     $ 51,523     $ 271,424     $      0     $ 51,523     $ 271,424
   35            **     $ 10,773     $ 370,275           **     $ 10,773     $ 370,275
   40            **           **     $ 470,601           **           **     $ 470,601
   45            **           **     $ 533,931           **           **     $ 533,931
   50            **           **     $ 490,946           **           **     $ 490,946
   55            **           **     $ 193,374           **           **     $ 193,374
   60            **           **            **           **           **            **
   65            **           **            **           **           **            **

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

For Survivorship Incentive Life(SM) '02:


   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A and death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for insured persons who are a male in the preferred, non-tobacco user underwriting risk class who is age 55 when the policy is issued and a female in the preferred, non-tobacco user underwriting risk class who is age 50 when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e. before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.73)%, 4.17% and 10.07%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by Equitable Life will apply in each year illustrated, including Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 1.05%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING CURRENT CHARGES


                                     Death Benefit
                         --------------------------------------
             Premiums         Assuming Hypothetical Gross
 End of    Accumulated        Annual Investment Return of:
 Policy   At 5% Interest --------------------------------------
  Year       Per Year       0% Gross    6% Gross    12% Gross
-------- --------------- ------------- ---------- -------------
    1      $    8,379       $725,000    $725,000   $  725,000
    2      $   17,177       $725,000    $725,000   $  725,000
    3      $   26,415       $725,000    $725,000   $  725,000
    4      $   36,115       $725,000    $725,000   $  725,000
    5      $   46,299       $725,000    $725,000   $  725,000
    6      $   56,993       $725,000    $725,000   $  725,000
    7      $   68,222       $725,000    $725,000   $  725,000
    8      $   80,012       $725,000    $725,000   $  725,000
    9      $   92,392       $725,000    $725,000   $  725,000
   10      $  105,390       $725,000    $725,000   $  725,000
   15      $  180,807       $725,000    $725,000   $  725,000
   20      $  277,060       $725,000    $725,000   $  740,752
   25      $  399,905       $725,000    $725,000   $1,075,487
   30      $  556,691       $725,000    $725,000   $1,629,409
   35      $  756,794       $725,000    $725,000   $2,378,413
   40      $1,012,181       $725,000    $725,000   $3,224,885
   45      $1,338,128             **    $725,000   $4,399,286

                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year      0% Gross    6% Gross    12% Gross      0% Gross    6% Gross    12% Gross
-------- ------------- ---------- ------------- ------------- ---------- -------------
    1      $  6,161     $  6,559    $    6,957     $    768    $  1,166    $    1,564
    2      $ 12,263     $ 13,434    $   14,652     $  6,870    $  8,041    $    9,259
    3      $ 18,139     $ 20,463    $   22,977     $ 12,746    $ 15,070    $   17,584
    4      $ 23,781     $ 27,638    $   31,973     $ 18,389    $ 22,245    $   26,580
    5      $ 29,180     $ 34,946    $   41,686     $ 23,787    $ 29,553    $   36,293
    6      $ 34,318     $ 42,370    $   52,160     $ 28,926    $ 36,977    $   46,767
    7      $ 39,198     $ 49,909    $   63,460     $ 35,154    $ 45,864    $   59,416
    8      $ 43,909     $ 57,652    $   75,751     $ 41,213    $ 54,956    $   73,054
    9      $ 48,480     $ 65,632    $   89,148     $ 47,132    $ 64,283    $   87,799
   10      $ 52,972     $ 73,914    $  103,811     $ 52,972    $ 73,914    $  103,811
   15      $ 77,177     $123,734    $  204,914     $ 77,177    $123,734    $  204,914
   20      $ 98,633     $183,792    $  366,709     $ 98,633    $183,792    $  366,709
   25      $114,443     $252,777    $  621,669     $114,443    $252,777    $  621,669
   30      $118,680     $328,702    $1,014,576     $118,680    $328,702    $1,014,576
   35      $ 99,580     $408,209    $1,597,323     $ 99,580    $408,209    $1,597,323
   40      $ 44,404     $493,025    $2,467,395     $ 44,404    $493,025    $2,467,395
   45            **     $594,981    $3,808,906           **    $594,981    $3,808,906

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING GUARANTEED CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    8,379     $ 725,000     $ 725,000    $  725,000
     2      $   17,177     $ 725,000     $ 725,000    $  725,000
     3      $   26,415     $ 725,000     $ 725,000    $  725,000
     4      $   36,115     $ 725,000     $ 725,000    $  725,000
     5      $   46,299     $ 725,000     $ 725,000    $  725,000
     6      $   56,993     $ 725,000     $ 725,000    $  725,000
     7      $   68,222     $ 725,000     $ 725,000    $  725,000
     8      $   80,012     $ 725,000     $ 725,000    $  725,000
     9      $   92,392     $ 725,000     $ 725,000    $  725,000
    10      $  105,390     $ 725,000     $ 725,000    $  725,000
    15      $  180,807     $ 725,000     $ 725,000    $  725,000
    20      $  277,060     $ 725,000     $ 725,000    $  725,000
    25      $  399,905     $ 725,000     $ 725,000    $  858,200
    30      $  556,691            **     $ 725,000    $1,136,571
    35      $  756,794            **            **    $1,340,158
    40      $1,012,181            **            **    $1,424,309
    45      $1,338,128            **            **    $1,550,186

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  6,161     $   6,559    $    6,957     $    768     $   1,166    $    1,564
     2     $ 12,227     $  13,397    $   14,614     $  6,834     $   8,004    $    9,221
     3     $ 18,069     $  20,389    $   22,898     $ 12,676     $  14,996    $   17,505
     4     $ 23,678     $  27,524    $   31,849     $ 18,285     $  22,132    $   26,457
     5     $ 29,043     $  34,792    $   41,513     $ 23,650     $  29,399    $   36,120
     6     $ 34,150     $  42,174    $   51,934     $ 28,757     $  36,781    $   46,541
     7     $ 38,983     $  49,654    $   63,159     $ 34,938     $  45,610    $   59,115
     8     $ 43,523     $  57,210    $   75,241     $ 40,827     $  54,514    $   72,544
     9     $ 47,749     $  64,817    $   88,232     $ 46,401     $  63,468    $   86,884
    10     $ 51,634     $  72,443    $  102,188     $ 51,634     $  72,443    $  102,188
    15     $ 67,854     $ 113,151    $  193,064     $ 67,854     $ 113,151    $  193,064
    20     $ 65,017     $ 143,923    $  319,874     $ 65,017     $ 143,923    $  319,874
    25     $ 23,765     $ 144,204    $  496,069     $ 23,765     $ 144,204    $  496,069
    30           **     $  60,324    $  707,703           **     $  60,324    $  707,703
    35           **            **    $  900,039           **            **    $  900,039
    40           **            **    $1,089,754           **            **    $1,089,754
    45           **            **    $1,342,152           **            **    $1,342,152

----------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING CURRENT CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    8,379      $731,161     $  731,558    $  731,956
     2      $   17,177      $737,261     $  738,432    $  739,650
     3      $   26,415      $743,133     $  745,457    $  747,970
     4      $   36,115      $748,768     $  752,623    $  756,955
     5      $   46,299      $754,153     $  759,913    $  766,647
     6      $   56,993      $759,270     $  767,309    $  777,083
     7      $   68,222      $764,118     $  774,803    $  788,323
     8      $   80,012      $768,790     $  782,490    $  800,531
     9      $   92,392      $773,318     $  790,403    $  813,824
    10      $  105,390      $777,767     $  798,611    $  828,366
    15      $  180,807      $801,578     $  847,674    $  928,019
    20      $  277,060      $822,372     $  906,108    $1,085,765
    25      $  399,905      $836,811     $  971,135    $1,331,553
    30      $  556,691      $837,673     $1,035,444    $1,707,155
    35      $  756,794      $811,551     $1,082,236    $2,299,587
    40      $1,012,181      $748,402     $1,092,170    $3,116,987
    45      $1,338,128            **     $1,043,859    $4,380,730



                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year      0% Gross    6% Gross    12% Gross      0% Gross    6% Gross    12% Gross
-------- ------------- ---------- ------------- ------------- ---------- -------------
     1     $  6,161     $  6,558    $    6,956     $    768    $  1,165    $    1,563
     2     $ 12,261     $ 13,432    $   14,650     $  6,868    $  8,039    $    9,257
     3     $ 18,133     $ 20,457    $   22,970     $ 12,741    $ 15,064    $   17,577
     4     $ 23,768     $ 27,623    $   31,955     $ 18,376    $ 22,230    $   26,562
     5     $ 29,153     $ 34,913    $   41,647     $ 23,760    $ 29,520    $   36,254
     6     $ 34,270     $ 42,309    $   52,083     $ 28,877    $ 36,916    $   46,690
     7     $ 39,118     $ 49,803    $   63,323     $ 35,073    $ 45,759    $   59,278
     8     $ 43,790     $ 57,490    $   75,531     $ 41,094    $ 54,794    $   72,835
     9     $ 48,318     $ 65,403    $   88,824     $ 46,970    $ 64,054    $   87,476
    10     $ 52,767     $ 73,611    $  103,366     $ 52,767    $ 73,611    $  103,366
    15     $ 76,578     $122,674    $  203,019     $ 76,578    $122,674    $  203,019
    20     $ 97,372     $181,108    $  360,765     $ 97,372    $181,108    $  360,765
    25     $111,811     $246,135    $  606,553     $111,811    $246,135    $  606,553
    30     $112,673     $310,444    $  982,155     $112,673    $310,444    $  982,155
    35     $ 86,551     $357,236    $1,544,383     $ 86,551    $357,236    $1,544,383
    40     $ 23,402     $367,170    $2,384,841     $ 23,402    $367,170    $2,384,841
    45           **     $318,859    $3,655,730           **    $318,859    $3,655,730

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING GUARANTEED CHARGES



                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year       0% Gross      6% Gross      12% Gross
-------- --------------- ------------- ------------- ---------------
     1     $    8,379       $731,161     $ 731,558     $   731,956
     2     $   17,177       $737,226     $ 738,395     $   739,612
     3     $   26,415       $743,063     $ 745,383     $   747,891
     4     $   36,115       $748,665     $ 752,509     $   756,831
     5     $   46,299       $754,016     $ 759,759     $   766,474
     6     $   56,993       $759,101     $ 767,113     $   776,857
     7     $   68,222       $763,902     $ 774,548     $   788,021
     8     $   80,012       $768,395     $ 782,036     $   800,005
     9     $   92,392       $772,555     $ 789,543     $   812,848
    10     $  105,390       $776,352     $ 797,030     $   826,586
    15     $  180,807       $791,526     $ 835,825     $   913,938
    20     $  277,060       $785,775     $ 859,636     $ 1,024,183
    25     $  399,905       $740,110     $ 841,244     $ 1,141,688
    30     $  556,691             **     $       0     $ 1,214,873
    35     $  756,794             **            **     $ 1,139,953
    40     $1,012,181             **            **     $   734,313
    45             **             **            **              **

                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $ 6,161       $  6,558     $  6,956       $   768      $  1,165     $   1,563
     2     $12,226       $ 13,395     $ 14,612       $ 6,833      $  8,002     $   9,220
     3     $18,063       $ 20,383     $ 22,891       $12,670      $ 14,990     $  17,498
     4     $23,665       $ 27,509     $ 31,831       $18,272      $ 22,116     $  26,439
     5     $29,016       $ 34,759     $ 41,474       $23,623      $ 29,367     $  36,081
     6     $34,101       $ 42,113     $ 51,857       $28,709      $ 36,720     $  46,464
     7     $38,902       $ 49,548     $ 63,021       $34,857      $ 45,503     $  58,976
     8     $43,395       $ 57,036     $ 75,005       $40,698      $ 54,339     $  72,308
     9     $47,555       $ 64,543     $ 87,848       $46,207      $ 63,195     $  86,500
    10     $51,352       $ 72,030     $101,586       $51,352      $ 72,030     $ 101,586
    15     $66,526       $110,825     $188,938       $66,526      $110,825     $ 188,938
    20     $60,775       $134,636     $299,183       $60,775      $134,636     $ 299,183
    25     $15,110       $116,244     $416,688       $15,110      $116,244     $ 416,688
    30          **       $      0     $489,873            **      $      0     $ 489,873
    35          **             **     $414,953            **            **     $ 414,953
    40          **             **     $  9,313            **            **     $   9,313
    45          **             **           **            **            **            **

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.



           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104

                                     PART C

                                OTHER INFORMATION

This Part C is amended solely for the purpose of adding the exhibit noted below. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the Registration Statement File No. 333-103202.

ITEM 26.     EXHIBITS

             Exhibit No.

              (n) (iv) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 4th day of August, 2004.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED
                                     STATES. (REGISTRANT)



                                     By:   THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES,
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                               Dodie Kent
                                               Vice President and Counsel

                                   SIGNATURES


     As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 4th day of August, 2004.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                      Dodie Kent
                                                      Vice President and Counsel


     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President,
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert         Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron   John C. Graves                Scott D. Miller
Henri de Castries        Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill       Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne         James F. Higgins              Stanley B. Tulin
Denis Duverne            W. Edwin Jarmain



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact
August 4, 2004